Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in (provided by) operating activities	$ (11,798,809)	$ 379,214	$ (2,288,775)
Net cash provided by (used in) investing activities	6,885,501	(50,797,409)	(1,903,746)
Net cash provided by financing activities	4,897,670	50,357,396	2,268,599
Net Increase/(Decrease) in Cash, Cash Equivalents, Restricted Cash	(15,638)	(60,799)	(1,923,922)
Cash and cash equivalents and restricted cash, at beginning of year	15,725	76,524	2,000,446
Cash and cash equivalents and restricted cash, at end of year	$ 87	$ 15,725	$ 76,524